UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4503

Tax-Free Trust of Arizona
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2010

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
September 30, 2011
(unaudited)

Principal Amount	General Obligation Bonds (20.5%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$2,168,000	6.250%, 01/01/29	NR/A-/NR	$2,230,937

	Bullhead City Parkway Improvement District
645,000	6.100%, 01/01/12	A3/NR/NR	650,953

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,094,860

	Flagstaff Improvement District (Aspen Place Sawmill)
1,610,000	5.000%, 01/01/32	Aa3/NR/NR	1,610,499

	Gila Co. Unified School District No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	423,284
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,103,650

	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	Aa3/A/NR	336,216

	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A/NR	740,264

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-/NR	1,046,270

	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-/NR	3,045,000

	Graham Co. Unified School District No. 4 (Thatcher)
400,000	4.750%, 07/01/12 AGMC Insured	Aa3/NR/NR	403,740

	Greenlee Co. School District No. 18 (Morenci)
200,000	5.000%, 07/01/13	Baa1/NR/NR	208,136

	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	1,055,617

	Maricopa Co. Elementary School District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa1/A+/NR	786,874

	Maricopa Co. Elementary School District No. 68 (Alhambra)
3,000,000	5.500%, 07/01/14 AGMC Insured	Aa3/NR/NR	3,305,430

	Maricopa Co. High School District No. 210 (Phoenix Union)
2,245,000	5.000%, 07/01/23 AGMC Insured (pre-refunded)	Aa2/AA+/NR	2,520,102

	Maricopa Co. Unified School District No. 24 (Gila Bend)
670,000	5.500%, 07/01/22	NR/NR/NR*	635,515

	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,970,000	4.000%, 07/01/14	Aa1/AA/NR	2,132,033
650,000	3.000%, 07/01/15	Aa1/AA/NR	696,592
500,000	4.000%, 07/01/16	Aa1/AA/NR	560,375

	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG FGIC Insured	NR/A+/NR	2,581,862
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured	NR/A+/AA-	1,381,484
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,671,825

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,200,000	5.000%, 07/01/13	Baa1/NR/A-	1,222,488
1,000,000	5.125%, 07/01/25 AGMC Insured	Aa3/AA+/NR	1,062,560

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	525,630

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA+/NR	1,302,629
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/AA+/NR	1,089,540

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,363,200

	Navajo Co. Unified School District No. 6 (Heber-Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AA+/NR	573,090

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	5.250%, 07/01/15 FGIC-NPFG Insured	NR/NR/NR*	553,860

	Phoenix, Arizona
1,000,000	6.250%, 07/01/16	Aa1/AAA/NR	1,231,420
1,240,000	6.250%, 07/01/17	Aa1/AAA/NR	1,564,248
580,000	5.375%, 07/01/20	Aa1/AAA/NR	597,052
420,000	5.375%, 07/01/20 (pre-refunded)	Aa1/NR/NR	435,910

	Pima Co. Unified School District No.1 (Tucson)
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA+/NR	1,585,935

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,337,438

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA+/NR	1,085,330
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,079,070

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	754,789

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	Aa3/AA+/NR	1,026,001

	Pinal Co. High School District No. 82 (Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	682,502

	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG FGIC Insured	NR/A/NR	1,529,100

	Pinal Co. Unified School District No. 44 (J. O. Combs)
500,000	5.000%, 07/01/28	NR/A/NR	522,935

	Prescott Valley Sewer Collection Improvement District
41,000	7.900%, 01/01/12	NR/A/NR	41,440

	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/32	A3/BBB/A-	1,408,980

	Show Low Improvement District No. 6
850,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	849,958

	Tempe, Arizona
2,595,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,903,104
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,087,300

	Tempe Improvement District (Pier Town Lake)
1,500,000	5.000%, 01/01/29	Aa3/NR/NR	1,586,250

	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	Aa3/NR/NR	842,118

	Total General Obligation Bonds		60,065,395

	Revenue Bonds (75.8%)

	Airport Revenue Bonds (2.7%)

	Phoenix Civic Improvement Corp.
	Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,130,450
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,105,460
2,200,000	5.250%, 07/01/27 AMT, NPFG FGIC Insured	Aa3/AA-/NR	2,209,944
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,063,280
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,250,748

	Tucson Airport Authority Revenue Bonds
1,000,000	5.000%, 12/01/25 NPFG Insured AMT	A2/NR/A	1,033,870

	Total Airport Revenue Bonds		7,793,752

	Basic Service Revenue Bonds (18.0%)

	Arizona School Facilities Board Revenue Bonds
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR/NR*	1,141,450

	Arizona State Lottery Revenue
3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA+/NR	3,217,320

	Arizona Transportation Board Revenue Bonds
1,000,000	5.250%, 07/01/24	Aa1/AAA/NR	1,115,030
2,550,000	5.000%, 07/01/28	Aa1/AAA/NR	2,792,148
3,755,000	5.000%, 07/01/33	Aa1/AAA/NR	4,038,953

	Casa Grande Excise Tax Revenue Bonds
440,000	5.200%, 04/01/17 NPFG Insured	Baa1/NR/AA	441,408
1,835,000	5.000%, 04/01/21 AMBAC Insured	A1/NR/AA	1,910,290
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,521,344

	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	Aa3/AA+/NR	1,797,638
2,000,000	5.000%, 07/01/28 AMBAC Insured	Aa3/AA/NR	2,046,340

	Glendale Western Loop 101 Public Facilities Excise Tax Revenue Bonds
1,000,000	6.250%, 07/01/38	A2/AA/NR	1,028,630

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,833,720
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA+/NR	669,614

	Greater Arizona Development Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	2,109,240
500,000	5.000%, 08/01/24	NR/A/NR	524,090
2,000,000	5.000%, 08/01/28	A1/AA-/NR	2,016,840
1,200,000	5.500%, 08/01/29	A1/AA-/NR	1,235,880
1,200,000	5.000%, 08/01/29	A1/AA-/NR	1,230,360

	La Paz Co. Excise Tax Revenue
250,000	4.750%, 07/01/36 AGMC Insured	NR/AA+/NR	243,940

	Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG FGIC Insured	Aa2/AAA/NR	1,856,760
1,095,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA+/NR	1,151,831

	Phoenix Civic Improvement Corp. Water System Revenue Bonds
2,000,000	5.000%, 07/01/25	Aa2/AAA/NR	2,259,580

	Phoenix Street & Highway User Revenue Bonds
2,925,000	zero coupon, 07/01/13 NPFG FGIC Insured	Aa3/BBB/NR	2,815,810

	Pinal Co. Revenue Obligations Refunding Bonds
1,755,000	4.000%, 08/01/17	NR/AA-/NR	1,910,669

	Rio Nuevo Facilities District (Tucson) Excise Tax Revenue Bonds
1,500,000	6.500%, 07/15/24 AGMC Insured	Aa3/AA+/A	1,736,985

	Scottsdale Municipal Property Corp. Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,189,920

	Tempe Excise Tax Revenue Bonds
2,000,000	5.250%, 07/01/19 (pre-refunded)	Aa1/AAA/NR	2,170,460
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,076,240

	Tucson Water System Revenue Bonds
2,200,000	5.500%, 07/01/18 NPFG FGIC Insured	Aa2/AA-/AA	2,316,160

	Yuma Municipal Property Corp. Utility System Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A1/A+/AA-	753,375
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+/AA-	537,290
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+/AA-	1,057,070

	Total Basic Service Revenue Bonds		52,746,385

	Higher Education Revenue Bonds (5.0%)

	Arizona Board of Regents-Northern Arizona
	University System Revenue Bonds
1,115,000	5.000%, 06/01/22 NPFG Insured	A1/A+/NR	1,194,176
1,200,000	5.500%, 06/01/34 FGIC Insured (pre-refunded)	A1/A+/NR	1,358,412

	Arizona Board of Regents-University of Arizona
	System Revenue Bonds
2,385,000	5.000%, 06/01/21 NPFG FGIC Insured	Aa2/AA/NR	2,498,097

	Cochise Co. Community College District Revenue Bonds
1,740,000	5.125%, 07/01/26 AGMC Insured	Aa3/NR/NR	1,923,744
1,825,000	5.125%, 07/01/28 AGMC Insured	Aa3/NR/NR	1,987,845

	Glendale Industrial Development Authority
	(Midwestern University)
550,000	5.250%, 05/15/13	NR/A-/NR	579,986
1,010,000	5.250%, 05/15/14	NR/A-/NR	1,092,810

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,221,740
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	541,120

	Yavapai Co. Community College District
	Revenue Bonds
115,000	6.000%, 07/01/12	NR/A/NR	116,498
1,000,000	4.875%, 07/01/25 AGMC Insured	Aa3/AA+/NR	1,065,790

	Total Higher Education Revenue Bonds		14,580,218

	Hospital Revenue Bonds (19.0%)

	Arizona Health Facilities Authority (Banner Health)
500,000	5.500%, 01/01/21	NR/AA-/AA-	559,445
2,985,000	5.375%, 01/01/32	NR/AA-/AA-	3,120,519

	Arizona Health Facilities Authority (Blood Systems)
500,000	4.750%, 04/01/25	NR/A/NR	493,630

	Arizona Health Facilities Authority (Northern Arizona
	Healthcare System)
540,000	5.250%, 10/01/16 NPFG Insured	Baa1/AA-/NR	541,469

	Arizona Health Facilities Authority (Phoenix Children’s Hospital)
1,000,000	5.375%, 02/15/18 (pre-refunded)	NR/NR/NR*	1,028,330

	Arizona Health Facilities Authority (Samaritan Health)
1,750,000	5.625%, 12/01/15 NPFG Insured ETM	NR/BBB/NR	1,917,860

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	NR/NR/NR*	1,593,945

	Arizona Health Facilities Authority Hospital System (John C. Lincoln Hospital)
1,330,000	5.750%, 12/01/32 (pre-refunded)	NR/BBB/NR	1,423,725

	Flagstaff Industrial Development Authority
	(Northern Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,789,001

	Glendale Industrial Development Authority
	(John C. Lincoln Hospital)
1,000,000	5.250%, 12/01/22	NR/BBB/NR	993,260
1,000,000	4.700%, 12/01/28	NR/BBB/NR	883,380
1,000,000	5.000%, 12/01/35	NR/BBB/NR	877,830
1,500,000	5.000%, 12/01/42	NR/BBB/NR	1,283,910

	Maricopa Co. Hospital Revenue (Sun Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	3,844,877
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,766,070
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,607,269

	Maricopa Co. Industrial Development Authority
	(Catholic Healthcare West-St. Joseph's Hospital)
2,300,000	5.375%, 07/01/23	A2/A/A+	2,438,759
7,740,000	5.250%, 07/01/32	A2/A/A+	7,842,555

	Mesa Industrial Development Authority (Lutheran Health System)
865,000	5.000%, 01/01/19 NPFG Insured	Baa1/AA-/AA-	867,569

	Phoenix Industrial Development Authority
	(John C. Lincoln Hospital)
1,270,000	5.500%, 12/01/13 AGMC Insured	Aa3/AA+/NR	1,273,239

	Scottsdale Industrial Development Authority
	(Scottsdale Healthcare System)
380,000	5.500%, 09/01/12 AMBAC Insured ETM	NR/NR/NR*	397,358
1,000,000	5.000%, 09/01/18	A3/A-/A-	1,084,260
5,000,000	5.250%, 09/01/30	A3/A-/A-	5,029,400
3,000,000	5.800%, 12/01/31 (pre-refunded)***	NR/NR/NR*	3,056,160

	University Medical Center Hospital Revenue Bonds
4,790,000	5.000%, 07/01/35	Baa1/BBB+/NR	4,397,028
700,000	6.500%, 07/01/39	Baa1/BBB+/NR	731,899
250,000	6.000%, 07/01/39	Baa1/BBB+/NR	254,398

	Yavapai Co. Industrial Development Authority, (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25****	NR/AA-/NR	542,045
500,000	5.250%, 10/01/26****	NR/AA-/NR	538,240

	Yavapai Co. Industrial Development Authority
	(Yavapai Regional Medical Center)
710,000	5.125%, 12/01/13 AGMC Insured	NR/AA+/BBB+	712,109
500,000	6.000%, 08/01/33	Baa2/NR/BBB+	502,790
1,250,000	5.625%, 08/01/37	Baa2/NR/BBB+	1,198,213

	Total Hospital Revenue Bonds		55,590,542

	Lease Revenue Bonds (14.7%)
	Arizona School Facilities Board Certificates of Participation Lease Revenue Bonds
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,265,290

	Cave Creek Certificates of Participation
	Lease Revenue Bonds
365,000	5.750%, 07/01/19	NR/A/NR	366,540

	Downtown Phoenix Hotel Corp.
	Lease Revenue Bonds
1,760,000	5.250%, 07/01/26 FGIC Insured	Ba1/BB+/NR	1,607,742

	Gilbert Public Facilities Municipal Property Corp.
	Lease Revenue Bonds
1,000,000	4.900%, 07/01/21 AMBAC Insured (pre-refunded)	Aa2/AA/AA	1,034,380
850,000	5.000%, 07/01/23	Aa2/AA/NR	949,782
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,382,338

	Gilbert Water Resource Municipal Property Corp.
	Lease Revenue Bonds
1,855,000	4.900%, 04/01/19	NR/NR/A+	1,855,000
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa1/A+/A+	2,051,980

	Goodyear Public Improvement Corp. Lease Revenue
1,000,000	6.000%, 07/01/31	Aa3/AA-/NR	1,098,470

	Green Valley Municipal Property Corp.
	Lease Revenue Bonds
1,250,000	5.250%, 07/01/33	NR/A+/NR	1,277,100

	Marana Municipal Property Corp. Lease Revenue Bonds
1,110,000	5.125%, 07/01/28	NR/AA/AA-	1,110,655

	Mohave Co. Industrial Development Authority Correctional Facilities Lease Revenue Bonds
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,121,510

	Navajo Co. Municipal Property Corp.
	Lease Revenue Bonds
1,000,000	6.250%, 07/01/20 ACA Insured	NR/NR/NR*	972,390

	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A2/AA/NR	1,023,050

	Oro Valley Municipal Property Corp.
1,000,000	5.000%, 07/01/23 NPFG Insured	Baa1/AA-/AA-	1,021,980

	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	zero coupon, 07/01/23 NPFG FGIC Insured (converts to 5.50% coupon on 7/01/13)	Aa3/AA/NR	1,066,050
2,000,000	zero coupon, 07/01/27 BHAC Insured (converts to 5.50% coupon on 7/01/13)	Aa1/AA+/NR	2,172,540
2,000,000	zero coupon, 07/01/30 BHAC Insured	Aa1/AA+/NR	2,132,620
2,000,000	zero coupon, 07/01/33 NPFG FGIC Insured	Aa3/AA/NR	2,040,580

	Pima Co. Certificates of Participation
300,000	5.000%, 07/01/15 AMBAC Insured	Aa3/A+/NR	327,273

	Pinal Co. Certificates of Participation
	Lease Revenue Bonds
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,370,796
2,250,000	5.000%, 12/01/29	NR/A+/A+	2,276,010

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,405,041

	Pinetop Fire District Certificates of Participation Lease Revenue Bonds
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,024,070

	Scottsdale Municipal Property Corp. Excise Tax Revenue Bonds.
3,000,000	zero coupon, 07/01/20 AMBAC Insured (converts to 4.50% coupon on 07/01/13)	Aa1/AAA/AAA	2,995,650

	Sierra Vista Municipal Property Corp. Lease Revenue Bonds
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,040,130

	State of Arizona Certificates of Participation Department Administration
500,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA+/NR	531,480

	State of Arizona Certificates of Participation Lease Revenue Bonds
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AA+/NR	2,093,540

	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A/NR	312,004

	Total Lease Revenue Bonds		42,925,991

	Mortgage Revenue Bonds (6.2%)

	Agua Fria Ranch Community Facilities District
600,000	5.800%, 07/15/30**	NR/NR/NR*	529,314

	Arizona Capital Facilities Finance Corp.
	Arizona State Student Housing
1,000,000	6.125%, 09/01/20	Baa3/NR/NR	1,000,290

	DC Ranch Community Facilities District
390,000	6.500%, 07/15/24**	NR/NR/NR*	390,187
500,000	5.000%, 07/15/27 AMBAC Insured	A1/NR/NR	505,300

	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-/NR	1,939,540

	Maricopa Co. Industrial Development Authority
	Multi-Family Mortgage Revenue Bonds
	(National Health Project)
1,300,000	5.500%, 01/01/18 AGMC Insured ETM	Aa3/AA+/NR	1,480,856

	Maricopa Co. Industrial Development Authority
	Single Family Mortgage Revenue Bonds
4,620,000	zero coupon, 02/01/16 ETM	Aaa/AAA/NR	4,329,171
3,565,000	zero coupon, 12/31/16 ETM	Aaa/AAA/NR	3,269,248

	Pima Co. Industrial Development Authority
	Single Family Mortgage Revenue
80,000	6.500%, 02/01/17	A2/NR/NR	80,050

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR/NR*	473,285
930,000	6.050%, 07/15/32	NR/NR/NR*	812,792

	South Campus Project Arizona State University
	Student Housing
1,205,000	5.625%, 09/01/28 NPFG Insured	Baa1/BBB/NR	1,214,327

	Southern Arizona Capital Facilities Finance Corp.
	University of Arizona Student Housing
1,000,000	5.100%, 09/01/33 NPFG Insured (pre-refunded)	NR/BBB/NR	1,043,930

	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	578,778
490,000	5.125%, 07/15/30 (pre-refunded)	A3/NR/NR	570,296

	Total Mortgage Revenue Bonds		18,217,364

	Utility Revenue Bonds (10.3%)

	Arizona Power Authority (Hoover Dam Project)
	Revenue Bonds
1,500,000	5.250%, 10/01/15	Aa2/AA/NR	1,739,100
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	4,123,070
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,456,412

	Arizona Water Infrastructure Finance Authority
	Revenue Bonds
650,000	5.000%, 10/01/22	Aaa/AAA/AAA	712,251
1,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	1,666,890

	Maricopa Co. Pollution Control (Arizona Public Service) Revenue
400,000	6.000%, 05/01/29	Baa2/BBB/BBB	440,232

	Maricopa Co. Pollution Control (Southern California Edison Co.) Revenue
1,000,000	5.000%, 06/01/35	A1/A/A+	1,056,010

	Mesa Utility System Revenue
2,000,000	5.000%, 07/01/35	Aa2/AA-/NR	2,156,540

	Navajo Co. Pollution Control (Arizona Public Service) Revenue
1,000,000	5.500%, 06/01/34	Baa2/BBB/NR	1,090,870

	Pima Co. Industrial Development Authority (Tucson
	Electric), Revenue Bonds
275,000	6.100%, 09/01/25	Baa3/BBB-/BBB-	275,132

	Salt River Project Agricultural Improvement and
	Power Revenue Bonds
660,000	5.250%, 01/01/15 (pre-refunded)	Aa1/AA/NR	674,566
1,320,000	5.250%, 01/01/18 (pre-refunded)	Aa1/AA/NR	1,349,132
3,300,000	5.250%, 01/01/19 (pre-refunded)	Aa1/AA/NR	3,372,831
1,700,000	5.250%, 01/01/19 (pre-refunded)	Aa1/NR/NR	1,737,519
780,000	5.000%, 01/01/23 (pre-refunded)	Aa1/AA/NR	796,747
400,000	5.000%, 01/01/23 (pre-refunded)	Aa1/NR/NR	408,588
1,000,000	5.000%, 01/01/25 (pre-refunded)	Aa1/AA/NR	1,058,070
580,000	5.000%, 01/01/31	Aa1/AA/NR	595,335
365,000	5.000%, 01/01/31 (pre-refunded)	Aa1/AA/NR	372,837
110,000	5.000%, 01/01/31 (pre-refunded)	Aa1/NR/NR	112,349
2,000,000	5.000%, 01/01/37	Aa1/AA/NR	2,090,640

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/A/NR	2,910,690

	Total Utility Revenue Bonds		30,195,811

	Total Revenue Bonds		222,050,063

	U.S. Territories (2.2%)

	Puerto Rico General Obligation
1,000,000	5.750%, 07/01/41	Baa1/BBB/BBB+	1,031,490

	Puerto Rico Public Buildings Authority
1,000,000	5.250%, 07/01/13 XLCA Insured	A3/BBB-/NR	1,063,390
2,000,000	7.000%, 07/01/21	Baa1/BBB/NR	2,176,240

	Puerto Rico Public Buildings Authority Revenue
2,000,000	6.000%, 07/01/41	Baa1/BBB/BBB+	2,092,840

	Total U.S. Territories		6,363,960

	Total Investments (cost $272,728,086-note b)	98.5%	288,479,418
	Other assets less liabilities	1.5	4,355,585
	Net Assets	100.0%	$292,835,003

* Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

** Illiquid security: Considered illiquid because of restrictions as to sale. These securities represent 0.5% of net assets.

*** Security pledged as collateral for the Trust's delayed delivery or when - issued commitments.

**** Security purchased on a delayed delivery or when-issued basis.

Percent of
Portfolio Distribution By Quality Rating (unaudited)	Investments 1

Aaa of Moody's or AAA of S&P or Fitch	10.7%
Pre-refunded bonds 2 /ETM bonds	15.7
Aa of Moody's or AA of S&P or Fitch	38.5
A of Moody's or S&P or Fitch	23.5
Baa of Moody's or BBB of S&P or Fitch	8.0
Ba1 of Moody's or BB+ of S&P	0.6
Not rated*	3.0
100.0%

1 Where applicable, calculated using the highest rating of the three NRSRO.

2 Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
GNMA - Government National Mortgage Association
NPFG - National Public Finance Guarantee
NR - Not Rated
XLCA - XL Capital Assurance

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
September 30, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $272,191,536 amounted to $16,287,882, which consisted of aggregate gross unrealized appreciation of $17,509,833 and aggregate gross unrealized depreciation of $1,221,951.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	288,479,418
Level 3 – Significant Unobservable Inputs	-
Total	$288,479,418
 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Trustee and President
November 21, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 21, 2011